Liabilities due to customers	12 Months Ended
Dec. 31, 2025
Liabilities due to customers
Liabilities due to customers

18.Liabilities due to customers

	As of
	January 1,	As of December 31,
	2024	2024	2025
Structured products	13,826	71,370	44,797
Fund investment	—	—	16,133
Accrued interest	41	153	421
	13,867	71,523	61,351

Liabilities due to customers mainly related to proceeds received from customers who purchased cryptocurrency-denominated products, which represent fixed/variable interest cryptocurrency deposited on the “Amber Premium SG” platform (formerly known as “Sparrow”) operated by the Group.

These deposits are not protected by any insurance and are unsecured. The cryptocurrency-denominated products are structured products, which consist of the following two categories:

(i)Structured products without option element

Upon maturity, customers receive the same quantity and same type of cryptocurrency, plus additional interest returns. These products have fixed terms ranging from 31 to 366 days, with annual interest rates ranging from 0.75% to 8.50%.

(ii)Structured products with option element

Upon maturity, if the strike price is triggered, customers will receive a different type of cryptocurrency, with the quantity determined by dividing the original cryptocurrency amount by the strike price, plus additional interest returns on the received cryptocurrency; if the strike price is not triggered, customers receive the same quantity and same type of cryptocurrency, plus additional interest returns. These products have fixed terms ranging from 1 to 110 days, with annual interest rates ranging from 0.31% to 286.31%.

The deposit and interest will be deposited to customers’ accounts on the same date upon maturity of cryptocurrency-denominated products, and customers will be able to withdraw on demand.

18.Liabilities due to customers (Continued)

In addition to the cryptocurrency-denominated products described above, liabilities due to customers also include approximately US$16 million representing funds deposited by customers for which the Group acts as a nominee in making fund investments on behalf of its customers. These investments are presented as “Fund Investments” in Note 11 and are measured at fair value through profit or loss. The investment term does not exceed one year. Correspondingly, these customer liabilities have been designated at fair value through profit or loss, with changes in fair value recognised in profit or loss to eliminate an accounting mismatch that would otherwise arise from measuring the related fund investments at fair value.

Liabilities due to customers are denominated in the following cryptocurrencies:

	As of
	January 1,	As of December 31,
	2024	2024	2025
BTC	5,230	44,446	16,212
ETH	3,893	3,444	7,881
USDS	—	—	16,134
SP$ (Note)	3,588	—	—
USDT	647	15,418	4,187
USDC	509	7,648	7,835
Singapore Dollar Stablecoin (“XSGD”) (Note)	—	567	6,876
Others	—	—	2,226
	13,867	71,523	61,351

Note:

XSGD is Singapore’s stablecoin, pegged to the SGD on a 1:1 basis and fully backed by reserve assets.